Derivative financial instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative cash collateral, advanced to counterparties	$ 0	$ 0
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 48,000,000
Minimum
Derivative [Line Items]
Derivative, variable benchmark interest duration	1 month
Maximum
Derivative [Line Items]
Derivative, variable benchmark interest duration	6 months